RESTRUCTURING AND RELATED ACTIVITIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Restructuring and Related Activities [Abstract]
Schedule of Restructuring Reserve by Type of Cost

The Company also incurred one-time cash costs associated with the termination of certain contracts and all other activities under the 2022 Restructuring Plan. The following is a summary of accrued restructuring costs related to the 2022 Restructuring Plan, (in thousands):

2022 Restructuring Plan
Severance and benefits costs	$6,944
Contract termination and other associated costs	4,003
Total restructurings costs	10,947
Cash payments	(4,582)
Balance at September 30, 2022	$6,365
The following is a summary of accrued restructuring costs related to the Restructuring Plan:

December 31, 2021
(in thousands)
Severance and benefits costs	$2,792
Contract termination costs	2,736
Other restructuring costs	—
Total restructuring costs	$5,528
Cash payments	(4,031)
Balance at December 31, 2021	$1,497